UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     November 13, 2007

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          19

Form 13F Information Table Value Total:  $2,690,994



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AVID TECHNOLOGY, INC.               COM          05367P100   196408  7252883 SH       SOLE                  7252883
BOSTON SCIENTIFIC CORP.             COM          101137107     4185   300000 SH       SOLE                   300000
CAREER EDUCATION CORP.              COM          141665109   291703 10421670 SH       SOLE                 10421670
CB RICHARD ELLIS GROUP, INC.        COM          12497T101   608620 21861364 SH       SOLE                 21861364
DISCOVER FINANCIAL SERVICES, LLC    COM          254709108     3952   190000 SH       SOLE                   190000
ELECTRONICS FOR IMAGING, INC.       COM          286082102    86633  3225352 SH       SOLE                  3225352
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    97148  8529236 SH       SOLE                  8529236
GETTY IMAGES, INC.                  COM          374276103    82466  2962133 SH       SOLE                  2962133
JANUS CAPITAL GROUP, INC.           COM          47102X105   480591 16994022 SH       SOLE                 16994022
KINETIC CONCEPTS, INC.              COM          49460W208   395394  7045792 SH       SOLE                  7045792
MACROVISION CORP.                   COM          555904101    68257  2771275 SH       SOLE                  2771275
NU SKIN ENTERPRISES, INC.           CL A COM     67018T105    53191  3291550 SH       SOLE                  3291550
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    12488   919603 SH       SOLE                   919603
SYMANTEC CORP.                      COM          871503108     4457   230000 SH       SOLE                   230000
SYMMETRY MEDICAL, INC.              COM          871546206    28101  1682700 SH       SOLE                  1682700
USG CORP.                           COM          903293405    64359  1713963 SH       SOLE                  1713963
WEBSENSE, INC                       COM          947684106    51569  2613734 SH       SOLE                  2613734
WILLIAMS SONOMA, INC.               COM          969904101    61035  1871080 SH       SOLE                  1871080
ZEBRA TECHNOLOGIES CORP.            CL A COM     989207105   100437  2752451 SH       SOLE                  2752451